Business Combinations (Details) - shares		1 Months Ended
	Nov. 08, 2019	May 28, 2020	Dec. 31, 2020	May 07, 2019
Business Combinations (Details) [Line Items]
Equity interests, percentage			20.00%
Aggregate of outstanding shares, percentage	12.50%	30.00%
HKDAEx [Member]
Business Combinations (Details) [Line Items]
Equity interests, percentage				100.00%
Ordinary shares (in Shares)				4,200,000